SUPPLEMENTARY DATA (Tables)	12 Months Ended
Dec. 31, 2023
Supplementary Data [Abstract]
Summary of Property, Buildings and Equipment	Property, buildings and equipment consisted of the following (in thousands):

	December 31,
	2023	2022
Land	$81,246	$125,615
Buildings and improvements	650,287	506,785
Furniture and fixtures	166,503	171,491
Office, computer, production and other equipment	260,210	141,293
Computer software	219,982	169,309
Construction in progress	42,858	58,730
	1,421,086	1,173,223
Less: accumulated depreciation	(506,441)	(501,776)
Total property, buildings and equipment, net	$914,645	$671,447

Summary of Accrued Liabilities

The following is a summary of accrued liabilities (in thousands):

	December 31,
	2023	2022
Accrued operating expenses	$322,347	$250,448
Payroll, bonuses and benefits	256,715	166,649
Other	105,328	89,903
Total accrued liabilities	$684,390	$507,000

Summary of Valuation and Qualifying Accounts

The following table sets forth information about the Company's valuation and qualifying accounts (in thousands):

	Balance at	Additions/Charged			Divestitures /	Balance at
	Beginning	to Costs and		Foreign	Assets Held	End of
	of Year	Expenses, Net	Deductions	Exchange	for Sale	Year

Allowance for doubtful accounts
Year Ended December 31, 2023	$51,755	$25,898	$(13,603)	$775	$(6,799)	$58,026
Year Ended December 31, 2022	$54,786	$13,841	$(14,963)	$(1,909)	$—	$51,755
Year Ended December 31, 2021	$63,412	$6,935	$(12,503)	$(602)	$(2,456)	$54,786

Deferred tax valuation allowance
Year Ended December 31, 2023	$171,521	$11,064	$—	$(72)	$—	$182,513
Year Ended December 31, 2022	$858,932	$(686,369)	$—	$(1,042)	$—	$171,521
Year Ended December 31, 2021	$115,556	$743,463	$—	$(87)	$—	$858,932

Summary of Supplemental Cash Flow

The Company’s supplemental cash flow information is as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Supplemental information:
Cash paid for interest	$353,932	$242,972	$190,333
Cash payments for income taxes	73,654	42,084	32,468

Non-cash investing and financing activities:
Capital expenditures included in accounts payable and accrued liabilities	$57,472	$31,922	$10,609
Contingent consideration provided in connection with acquisitions	7,637	1,500	4,245
Establishment and acquisition of non-controlling interests	6,331	414,985	3,087,301
Accretion of redeemable non-controlling interests	(6,465)	83,225	36,243
Investment in affiliates retained from a business divestiture	—	202,220	—
Deferred consideration in connection with acquisitions	6,567	31,770	—
Non-cash contributions from non-controlling interests	9,000	—	—
Issuance of Class A common stock due to an acquisition	781	70,254	—
Acquisition of WWE, net of deferred consideration	8,111,055	—	—
Items arising from exchanges of EOC units and Endeavor Manager units, and changes in ownership:
Establishment of liabilities under tax receivable agreement	69,465	4,639	32,081
Deferred tax asset	56,443	5,458	—